Prudential Investment Portfolios 9
655 Broad St.

Newark, New Jersey 07102

July 18, 2018

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:  PGIM QMA Large-Cap Core Equity Fund of Prudential Investment Portfolios 9
Registration Statement on Form N-14 (Investment Company Act File No. 811-09101)

Ladies and Gentlemen:

On behalf of PGIM QMA Large-Cap Core Equity Fund (the “Large- Cap Core Fund”), a series of Prudential Investment Portfolios 9 (the “Registrant”), a Delaware statutory trust, we are hereby filing the Registrant’s initial Registration Statement on Form N-14 (the “Registration Statement”) in connection with the special meeting of shareholders of the PGIM QMA Defensive Equity Fund (the “Defensive Equity Fund”), a series of Prudential Investment Portfolios 16 to be held on October 16, 2018 as adjourned or postponed (the “Meeting”). These materials include the notice of the Meeting, the proxy statement, and the form of proxy card. At the Meeting, shareholders of the Defensive Equity Fund will be asked to consider and vote to approve or disapprove the acquisition of the Defensive Equity Fund by the Large- Cap Core Fund (the “Reorganization”).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to the following registration statements on Form N-14 that have been recently reviewed by the staff:

•                  Prudential Investment Portfolios, Inc. 17, effective on December 11, 2014 (File No. 333-200087);

•                  Prudential World Fund, Inc., effective on September 18, 2014 (File No. 333-198221);

•                  Prudential Jennison Small Company Fund, Inc., effective on January 21, 2015 (File No. 333-201063);

•                  Prudential Investment Portfolios, Inc., effective on January 21, 2015 (File No. 333-201064); and

•                  Prudential World Fund, Inc., effective on August 28, 2017 (the “Prior filings”).

The Registration Statement disclosure is substantially similar to the Prior filings, except with respect to the specific details relating to the Reorganization, the pro forma expenses, performance and financial information.

It is proposed that the filing become effective on August 17, 2018 pursuant to Rule 488 under the Securities Act of 1933, as amended. Therefore, we would appreciate receiving the staff’s comments on or about August 6, 2018.

Please do not hesitate to contact the undersigned at (973) 802-5032 if you have questions or comments or if you require further information.

Very truly yours,
/s/ Claudia DiGiacomo
Claudia DiGiacomo